FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2012 and 2013:

	As of December 31, 2012		As of December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term bank borrowing	$187,520,880	$166,148,388	134,870,287	124,047,823
Payables for purchase of property, plant and equipment	$1,126,255	$1,014,716	-	-

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition;

	Year ended December 31, 2012
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$53,287,118	$	$-	$10,532,637	$42,754,481

	Year ended December 31, 2013
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$307,942,362	$	$149,517,535	$-	$158,424,827

During the year ended December 31, 2012, long-lived assets held and used with a carrying amount of $53.3 million were written down to their fair value of $10.5 million, resulting in an impairment charge of $42.8 million. The fair values of the productive assets were estimated using a discounted cash flow model under the income approach. The discounted cash flow method involves forecasting the future cash flows and then discounting them back to a present value at an appropriate discount rate. The discount rate is estimated based on a weighted average cost of capital method, which measures a Company's cost of debt and equity financing weighted by the percentage of debt and equity in a Company's target capital structure as determined through reference to the identified guideline companies. The cost of equity was derived from the CAPM and the cost of debt was benchmarked to the People's Bank of China's long term borrowing rate in China.

During the year ended December 31, 2013, long-lived assets held and used with a carrying amount of $308 million were written down to their fair value of $150 million, resulting in an impairment charge of $158 million, about $143 million of this amount related to Daqo New Material. Based on the nature of the property being assessed, buildings and land use rights, the fair value was estimated using direct comparison method under the market approach. The direct comparison method is a set of procedures in which a value indication is derived by comparing the real estate being appraised to similar real estate that have been sold recently. Then applying appropriate units of comparison and making adjustments to the sale prices of the comparable based on the elements of comparison such as differences in location, size, decoration and year of completion, etc. to derive at the fair value of the real estate.